OPERATING LEASES - (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Land and buildings
Operating leases
Future minimum lease payments	$ 200	$ 153
Land and buildings | Within one year or on demand
Operating leases
Future minimum lease payments	40	33
Land and buildings | Between one and two years
Operating leases
Future minimum lease payments	35	27
Land and buildings | Between two and three years
Operating leases
Future minimum lease payments	27	23
Land and buildings | Between three and four years
Operating leases
Future minimum lease payments	23	16
Land and buildings | Between four and five years
Operating leases
Future minimum lease payments	19	13
Land and buildings | After five years
Operating leases
Future minimum lease payments	56	41
Other assets [member]
Operating leases
Future minimum lease payments	34	34
Other assets [member] | Within one year or on demand
Operating leases
Future minimum lease payments	17	15
Other assets [member] | Between one and two years
Operating leases
Future minimum lease payments	11	11
Other assets [member] | Between two and three years
Operating leases
Future minimum lease payments	5	6
Other assets [member] | Between three and four years
Operating leases
Future minimum lease payments	$ 1	$ 2